SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company received Employee Retention Credit refund checks that were deposited in April 2024, in the total amount of $251,220.

On May 8, 2024, the Company issued options to purchase 390,000 of the Company’s ordinary shares to employees, options to purchase 70,000 of the Company’s ordinary shares to consultants, options to purchase 350,000 of the Company’s ordinary shares to officers of the Company, 30,000 restricted ordinary shares of the Company to a consultant and 400,000 restricted ordinary shares of the Company to the Chief Executive Officer of the Company.

In addition, the Company issued 40,247 restricted ordinary shares of the Company to each of four board members and 65,247 restricted ordinary shares of the Company to the Chairman of the Board.

NOTE 16 – SUBSEQUENT EVENTS

The Company has evaluated all events occurring through April 1, 2024, the date on which the consolidated financial statements were available for issuance, during which time, nothing has occurred outside the normal course of business operations that would require disclosure other than the events disclosed below.

On January 24, 2024, the Company issued 9,753 options each to five board members and 6,534 options to a related party board member. The fair value of the options was calculated using the Black-Scholes option pricing model and the fair value was calculated as approximately $70,000. The fair value will be expensed over the vesting term of 2 years.

On March 22, 2023, the shareholders of the Company approved the Company’s Employee Share Ownership and Option Plan (2024).